Accounting Policies, by Policy (Policies)	12 Months Ended
Sep. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of presentation and consolidation

Basis of presentation and consolidation

The accompanying consolidated balance sheet as of September 30, 2024 and 2023, and consolidated results of operations and cash flows for the years ended September 30, 2024, 2023 and 2022, have been derived from audited financial statements. All inter-company transactions and balances have been eliminated upon consolidation.

This basis of accounting involves the application of accrual accounting and consequently, revenues and gains are recognized when earned, and expenses and losses are recognized when incurred. The Group’s financial statements are expressed in U.S. Dollars.

In February 2015, the Financial Accounting Standards Board (“FASB”) issued amended consolidation guidance with the issuance of ASU No. 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis (“ASU 2015-02”). The revised consolidation guidance, among other things, (i) modifies the evaluation of whether limited partnerships and similar legal entities are VIEs, (ii) eliminated the presumption that a general partner should consolidate a limited partnership, and (iii) modifies the consolidation analysis of reporting entities that are involved with VIEs through fee arrangements and related party relationships. In evaluating whether the investment funds in the legal form of limited partnership the Group manages as general partner should be consolidated or not, the Group firstly assesses whether there is any interest it has constituted a variable interest. The Group concludes that (i) the service fees it earns, including carried interest earned in the capacity of general partner, are commensurate with the level of effort required to provide such services, (ii) the Group does not hold other interest in the investment funds that individually, or in aggregate, would absorb more than an insignificant amounts of expected loss or receive more than an insignificant amount of the expected residual returns from the investment funds, (iii) the services arrangement includes only terms, conditions or amounts that are customarily present and at arm’s length, therefore are not deemed as variable interests. For purposes of the assessment, any variable interest in an entity that is held by a related party of the decision maker or service provider was considered in the analysis. Specifically, the Group includes its direct variable interests in the entity and its indirect variable interests in the entity held through related parties, considered on a proportionate basis. After evaluating the impact of the above guidance, the Group determined that there was no investment fund that should be consolidated as of September 30, 2024 and 2023.

Liquidity and going concern

Liquidity and going concern

The Group’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations. As of September 30, 2024, the Group had cash and cash equivalents of $13,190 and generated a net loss of $6,876,830 and cash outflows of $1,655,162 from operating activities for the year then ended. The Group’s cash level at September 30, 2024 was not adequate for operations and expected development in the fiscal year ended September 30, 2024 and financing was needed.

These factors raise substantial doubt about the Group’s ability to continue as a going concern for the next twelve months from the date of issuance of these consolidated financial statements. Management’s plan to alleviate the substantial doubt about the Group’s ability to continue as a going concern includes attempting to improve its business profitability, its ability to generate sufficient cash flow from its operations to meet its operating needs on a timely basis. As described in Note 17, on October 14, 2024, the Group closed a Private Placement in gross proceeds of approximately $3,000,000. On November 4, 2024, the Group completed its acquisition of Wealth AI PTE LTD., an artificial intelligence based one-stop wealth management related service provider for the Group’s strategic development. On November 5 and November 12, 2024, the Group entered into definitive acquisition agreements to acquire all shares of InnoSphere Tech Inc and Tokyo Bay Management Inc. respectively in form of newly issued shares and warrants, and the acquisitions successfully completed in December 2024. These Private Placement and acquisitions enhance the strategic upgrade and operation improvement of the Group and optimize cash flow structure. Additionally, the Group has plans and capabilities to continue to raise funds based on equity and/or debt after the filing of this annual report. However, there is no assurance that the Group will be able to raise adequate funds at acceptable terms, and there is no assurance that the Group will be successful in achieving its strategic plans to fund its operations going forward. These conditions raise substantial doubt about the Group’s ability to continue as a going concern. The consolidated financial statements have been prepared assuming that the Group will continue as a going concern and, accordingly, do not include any adjustments that might result from the outcome of this uncertainty.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the periods presented. Significant accounting estimates reflected in the Group’s consolidated financial statements include, but are not limited to, provision for credit losses of accounts receivable, contract assets, note receivables, prepaid expense and other receivables recorded in prepaid expenses and other assets and amounts due from related parties, assessment for impairment of long-lived assets, and the assessment of the valuation allowance on deferred tax assets. Actual results could differ from these estimates.

Fair value measurement

Fair value measurement

The Group applies ASC Topic 820, Fair Value Measurements and Disclosures which defines fair value, establishes a framework for measuring fair value and expands financial statement disclosure requirements for fair value measurements.

ASC Topic 820 defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants in the principal or most advantageous market for the asset or liability.

ASC Topic 820 specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 inputs to the valuation methodology are unobservable and significant to the fair value. Unobservable inputs are valuation technique inputs that reflect the Group’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

Management of the Group is responsible for considering the carrying amount of cash and cash equivalents, restricted cash, accounts receivable, note receivables, other receivables, amounts due from/to related parties, other payable and accrued liabilities, based on the short-term maturity of these instruments to approximate their fair values because of their short-term nature.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents consist of the Group’s demand deposit placed with financial institutions.
Restricted cash

Restricted cash

Cash that are restricted as to withdrawal or use for current operations are classified as restricted cash. Restricted cash as of September 30, 2023 mainly represents the cash, which was from the proceeds of IPO, held in an escrow account for a period of 12 months from the closing of the IPO. The restricted cash balance was being released on July 11, 2024, and no restricted cash as of September 30, 2024.

Business combinations

Business combinations

The Company accounts for its business combinations using the acquisition method of accounting in accordance with Accounting Standards Codification (“ASC”) 805 “Business Combinations.” The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities incurred by the Company to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive income. During the measurement period, which can be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of comprehensive income.

In a business combination achieved in stages, the Company re-measures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the re-measurement gain or loss, if any, is recognized in the consolidated statements of comprehensive income.

When there is a change in ownership interests that results in a loss of control of a subsidiary, the Company deconsolidates the subsidiary from the date control is lost. Any retained non-controlling investment in the former subsidiary is measured at fair value and is included in the calculation of the gain or loss upon deconsolidation of the subsidiary.

For the Company’s majority-owned subsidiaries, a non-controlling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group. “Net income (loss)” on the consolidated income statements includes the “net loss attributable to non-controlling interests”. The cumulative results of operations attributable to non-controlling interests are also recorded as non-controlling interests in the Company’s consolidated balance sheets.

Share-based compensation

Share-based compensation

The Group accounts for share-based compensation in accordance with ASC Topic 718, Compensation-Stock Compensation: Overall, (“ASC 718”).

In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or equity award. All grants of share-based awards to employees classified as equity awards are measured based on their grant date fair values and recognized as compensation expense over the requisite service period and/or performance period in the consolidated statements of operations.

The Group recognizes compensation expense using the accelerated method for share-based awards granted with service and performance conditions. According to ASC 718, the amount of compensation cost recognized (or attributed) when achievement of a performance condition is probable depends on the relative satisfaction of the performance condition based on performance to date. According to ASC 718, probable means the future event or events are likely to occur and the Group interprets “probable” to be generally in excess of a 70% likelihood of occurrence. The Group elected to account for forfeitures as they occur.

Warrants

Warrants

For warrants that issued without unconditional obligations, the Group are measured at the fair value of services received, except where that fair value cannot be estimated reliably, in which case they are measured at the fair value of the equity instruments granted, measured at the as of the earlier of the date the counterparty renders the service or the date the warrants are issued. The fair values of the services received are recognized as expenses (unless the services qualify for recognition as assets).

Accounts receivable, net

Accounts receivable, net

Accounts receivable represented amounts due from the Group’s customers and are recorded at net realizable value consisting of the carrying amount less an allowance for uncollectible accounts as needed. The Group adopted Accounting Standard Update (ASU) 2016-13, Financial Instruments-Credit Losses (codified as Accounting Standard Codification Topic 326), since October 1, 2022, which requires measurement and recognition of current expected credit losses for financial instruments held at amortized cost. Prior to October 1, 2022, the allowance for doubtful accounts is the Group’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. The Group determines the allowance based on aging data, historical collection experience, customer specific facts and existing economic conditions. Accounts receivable balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The allowance of accounts receivables as of September 30, 2024 and 2023 were $88 and $87,160 respectively. During the years ended September 30, 2024, 2023 and 2022, no accounts receivable were written off.

Prepaid expenses and other assets, net

Prepaid expenses and other assets, net

Prepaid expenses and other assets are comprised of other receivables and prepaid expenses, including prepaid staff insurance, the payment of legal fee and prepaid deposit for acquisition. The Group reviews other receivables on a regular basis and also makes specific allowance if there is strong evidence indicating that other receivables are likely to be unrecoverable. Other receivables balances were written off after all collection efforts had been exhausted. Bad debts allowance as of September 30, 2024, 2023 were $2,118,509 and $1,980,245 respectively. During the years ended September 30, 2024, 2023, and 2022, no prepaid expenses and other assets were written off.

Current expected credit losses

Current expected credit losses

The Group has adopted Accounting Standard Update (ASU) 2016-13, Financial Instruments-Credit Losses (codified as Accounting Standard Codification Topic 326), since October 1, 2022, which requires measurement and recognition of current expected credit losses for financial instruments held at amortized cost. The Group’s accounts receivables, contract assets, note receivables, prepaid expenses, deposits and other receivables recorded in prepaid expenses and other assets and amount due from related parties are within the scope of ASC Topic 326. The Group establishes an allowance for credit losses primarily based upon factors surrounding the credit risk, including creditworthiness of the counterparties and other specific circumstances related to the accounts. To estimate expected credit losses, the Group has identified the relevant risk characteristics of its customers and these receivables items are assessed on an individual basis for customers with low risk, medium risk, high risk and default. Such allowance of estimated credit losses will be recorded in selling, general and administrative expenses in the consolidated statement of comprehensive (loss) income.

Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Group is subject to commitments and contingencies, including operating lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Group recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Revenue recognition

Revenue recognition

The Group adopted ASC Topic 606 (“ASC 606”), Revenue from Contract with Customers, with effect from October 1, 2019, using the modified retrospective method applied to those contracts which were not completed as October 1, 2019.

Under Topic 606, the entity should recognize revenue to depict the transfer of promised goods or services to clients in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

To achieve that core principle, an entity should apply the following steps:

Step 1: Identify the contract(s) with a customer.

Step 2: Identify the performance obligations in the contract.

Step 3: Determine the transaction price.

Step 4: Allocate the transaction price to the performance obligations in the contract.

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

Revenue recognition policies for each type of service are discussed as follows:

Advisory service fees

The Group acts as ongoing advisor to the client and provides a package of advisory services, including but not limited to, advising on global asset allocation, selecting and recommending suitable promotion or distribution channels for the issuance of the fund, coordinating daily operation and setting up meetings during post-establishment period, selecting and coordinating with lawyers for legal agreements and documents preparation, selecting qualified fund service providers, etc., as needed during the agreed-upon service period. Each contract of advisory service is accounted for as a single performance obligation which is satisfied over the service period. The Group allocates the transaction price to the single performance obligation based on a fixed annual fee and recognized revenue over the service period on a monthly basis.

Referral fees

The Group enters into contracts with brokers and refers high net worth or ultra-high net worth clients who subscribe to wealth management products from the brokers, such referral service is regarded as the single performance obligation. The Group is then entitled to receive referral fees paid directly by the brokers; the referral fees are computed as a percentage of the premiums paid by the clients for purchase of the wealth management products distributed by the brokers.

When a client is referred to the broker, and relative wealth management products is successfully subscribed by the client, the performance obligation is satisfied. Revenue on first year premiums and renewal premiums is recognized at the point in time when a client referred by the Group subscribes to wealth management products through the use of brokers the Group works with and such client has paid the requisite premiums and the applicable free look period has expired. Contract asset is recognized for the unbilled renewal referral fee as relevant service is provided, but payment contingent on the completion of the renewal.

Management fees

The Group is entitled to receive a management fee of one-twelfth of 0.4% to 1.5% of the net asset value attributable to client’s respective equity holding positions in PGA (before deduction of that months’ management fee and any accrued performance fee) on a monthly basis, and it is nonrefundable.

The Group is entitled to receive a management fee from either the discretionary account management or the fund the Group used to manage, Prestige Capital Markets Fund I L.P., which is of 1.5% to 2.5% of such investor’s subscription amount with respect to such investment as of the date of determination, and it is nonrefundable.

For the fund Prestige Capital Markets Fund I L.P., these customer contracts require the Group to provide fund management services, which represents a performance obligation that the Group satisfies over time. The management fee will be payable in U.S. dollars monthly in arrears as soon as the net asset value calculation was completed by the fund administrator and approved by the Group at the end of each month and recognized as revenue.

Disaggregation of revenue

The following table illustrates the disaggregation of revenue:

	For the years ended September 30,
	2024	2023	2022
Revenue
Referral fees	$13,505	$76,338	$1,760,760
Advisory service fees	600,437	221,119	274,904
Management fees	25,970	51,071	49,614
Net Revenue	$639,912	$348,528	$2,085,278
	For the years ended September 30,
	2024	2023	2022
Timing of Revenue Recognition
Services transferred at a point in time	$13,505	$76,338	$1,760,760
Services transferred over time	626,407	272,190	324,518
Balance at end of the year	$639,912	$348,528	$2,085,278

Contract assets, net

Contract assets represent the Group’s rights to consideration in exchange for services that the Group has transferred to the customer before payment is due. At the point of revenue recognition, the Group has completed all performance under the contract, however, their rights to consideration are conditional on the future renewal. As such, the Group records a corresponding contract asset for the renewal premiums allocated to referral services that have already been fulfilled the whole performance obligation. The Group only recognizes contract assets to the extent that the Group believes it is probable that it will collect substantially all of the consideration to which it will be entitled in exchange for the services transferred to the customer.

The contract assets will increase when the Group recognizes it and will decrease when the payment is due and be reclassified to a receivable.

Per ASC 606-10-45-3, an entity shall assess a contract asset for impairment in accordance with Topic 310 on receivables. Per ASC 606-10-50-4a, impairment losses recognized on receivables or contract assets are disclosed separately from other impairment losses.

Contract assets are stated at the historical carrying amount net of write-offs and allowance for uncollectible accounts. The Group adopted Accounting Standard Update (ASU) 2016-13, Financial Instruments-Credit Losses (codified as Accounting Standard Codification Topic 326), since October 1, 2022, which requires measurement and recognition of current expected credit losses for financial instruments held at amortized cost. Prior to October 1, 2022, the Group establishes an allowance for uncollectible accounts based on estimates, historical experience and other factors surrounding the credit risk of specific clients. Uncollectible accounts are written-off when a settlement is reached for an amount that is less than the outstanding historical balance or when the Group has determined the balance will not be collected.

Contract assets as of September 30, 2024 and 2023 are as follows:

	As of September 30,
	2024	2023
Contract assets, net	$483	$91,565

The significant changes in the contract assets balances during the years ended September 30, 2024 and 2023 are as follows:

Contract assets
Balance as of 9/30/2022	137,001
Amounts billed to customers(1)	(45,388)
Provision of current expected credit losses	(713)
Exchange diff.	665
Balance as of 9/30/2023	91,565
Amounts billed to customers(1)	(17,414)
Provision of current expected credit losses(2)	(74,622)
Exchange diff.	954
Balance as of 9/30/2024	$483
(1)	The amounts billed to customers represent the reclassification of contract assets to receivables as the result of rights to consideration becoming unconditional.
(2)	During the year ended September 30, 2024, the Group recognized that the contract assets which derived from insurance commission, required a full allowance due to the non-renewal of the insurance. As of September 30, 2024 and 2023, the allowance for credit losses were $74,622 and $713, respectively.

Leases

Leases

On October 1, 2022, the Group adopted ASU No. 2016-02, Leases (Topic 842), as amended, which supersedes the lease accounting guidance under Topic 840, and generally requires lessees to recognize operating and financing lease liabilities and corresponding right-of-use assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements.

The Group elected to apply practical expedients permitted under the transition method that allow the Group to use the beginning of the period of adoption as the date of initial application, to not recognize lease assets and lease liabilities for leases with a term of twelve months or less, to not separate non-lease components from lease components, and to not reassess lease classification, treatment of initial direct costs, or whether an existing or expired contract contains a lease. The Group used modified retrospective method and did not adjust the prior comparative periods. Under the new lease standard, the Group determines if an arrangement is or contains a lease at inception. Right-of-use assets and liabilities are recognized at lease commencement date based on the present value of remaining lease payments over the lease terms. The Group considers only payments that are fixed and determinable at the time of lease commencement.

ASC 842 requires a lessee to discount its unpaid lease payments using the interest rate implicit in the lease or, if that rate cannot be readily determined, its incremental borrowing rate. As most of the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate as the discount rate for the lease. The Group’s incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentives received. The Group’s lease terms may include options to extend or terminate the lease. Renewal options are considered within the right-of-use assets and lease liability when it is reasonably certain that the Group will exercise that option. The right-of-use assets are also subject to impairment. Refer to the accounting policies in Impairment of long-lived assets.

Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Impairment of long-lived assets

Impairment of long-lived assets

The Group evaluates its long-lived assets, including right-of-use assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable in accordance with ASC subtopic 360-10, Property, Plant and Equipment: Overall (“ASC 360-10”). When these events occur, the Group assesses the recoverability of the long-lived assets by comparing the carrying amount of the assets to future undiscounted net cash flow expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group will recognize an impairment loss equal to the excess of the carrying amount over the fair value of the assets. Impairment of long-lived assets were nil and nil as of September 30, 2024 and 2023, respectively.

Operation cost and expenses

Operation cost and expenses

Operation cost and expenses are recorded on the accrual basis, which mainly include wages, rents and other operating expenses, such as administrative expenses, bank charges, accounting and audit fees unrelated with IPO. Operation cost and expenses were $7,686,803, $1,460,517 and $690,409 for the years ended September 30, 2024, 2023 and 2022, respectively.

Income tax

Income tax

The Group accounts for income taxes in accordance with U.S. GAAP. Under the asset and liability method as required by this accounting standard, the recognition of deferred income tax liabilities and assets is for the expected future tax consequences of temporary differences between the income tax basis and financial reporting basis of assets and liabilities. Provision for income taxes consists of taxes currently due plus deferred taxes. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. For the years ended September 30, 2024 and 2023, the Group had recognized a valuation allowance against the deferred tax assets on tax loss carry-forwards of $5,620 and $31,456, respectively.  Current income tax is provided for in accordance with the laws of the relevant taxing authorities. As of September 30, 2024 and 2023, the Group recognized for deferred tax liabilities of $11,390 and $14,415, respectively.

Uncertain tax positions

Uncertain tax positions

The Group accounts for uncertainties in income taxes in accordance with ASC Topic 740, Income Taxes (“ASC 740”). An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes had incurred during the years ended September 30, 2024, 2023 and 2022, and there were no uncertain tax positions as of September 30, 2024, 2023 and 2022. All tax returns since the Group’s inception are still subject to examination by tax authorities. The Group does not believe that its unrecognized tax benefits will change over the next twelve months.

Comprehensive income

Comprehensive income

Comprehensive income is comprised of the Group’s net income and other comprehensive income (loss). The component of other comprehensive income or loss is consisted solely of foreign currency translation adjustments, net of the income tax effect.

Functional currency and foreign currency translation and transactions

Functional currency and foreign currency translation and transactions

The Group’s reporting currency is the U.S. dollar (“US$”). The functional currency of PPWM, PWM and PAM is Hong Kong dollar, while the functional currency of PGAM and PAI is U.S. dollar. In the consolidated financial statements, the financial information of the Group’s subsidiaries has been translated into US$. Assets and liabilities are translated at the exchange rates on each balance sheet date, while equity amounts are translated at historical exchange rates, except for changes in retained earnings (accumulated deficit) during the year which is the result of income statement translation process, and revenues, expenses, gains and losses are translated using the average exchange rates during each of the years. Translation adjustments are reported as foreign currency translation adjustments and are shown as a separate component of other comprehensive income or loss in the consolidated statements of comprehensive income (loss). The exchange rates as of September 30, 2024 and 2023 are 7.776 and 7.831, respectively. The average exchange rates for the years ended September 30, 2024, 2023 and 2022 are 7.8138, 7.8283 and 7.8273, respectively.

Loss per share

Loss per share

Basic loss per share are computed by dividing net income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. There was no dilutive effect for the years ended September 30, 2024, 2023 and 2022.

Recently issued accounting pronouncements not yet adopted

Recently issued accounting pronouncements not yet adopted

On November 27, 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. ASU 2023-07 is designed to improve the reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses that are regularly provided to the CODM. All public entities will be required to report segment information in accordance with the new guidance starting in annual periods beginning after December 15, 2023, with early adoption permitted. The Group is currently evaluating the impact of adopting the standard and does not expect that the adoption of this guidance will have a material impact on its financial position, results of operations and cash flows.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 expands existing income tax disclosures for rate reconciliations by requiring disclosure of certain specific categories and additional reconciling items that meet quantitative thresholds and expands disclosures for income taxes paid by requiring disaggregation by certain jurisdictions. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. Early adoption is permitted. The Group is currently evaluating the impact of adopting the standard and does not expect that the adoption of this guidance will have a material impact on its financial position, results of operations and cash flows.

Recently adopted accounting pronouncements

Recently adopted accounting pronouncements

In June 2016, the FASB issued ASU No. 2016-13, Measurement of Credit Losses on Financial Instruments, to require financial assets carried at amortized cost to be presented at the net amount expected to be collected based on historical experience, current conditions and forecasts. Subsequently, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, to clarify that receivables arising from operating leases are within the scope of lease accounting standards. Further, the FASB issued ASU No. 2019-04, ASU No. 2019-05, ASU 2019-10 and ASU 2019- 11 to provide additional guidance on the credit losses standard. The ASUs are effective for interim and annual periods beginning after December 15, 2019, with early adoption permitted. Adoption of the ASUs is on a modified retrospective basis. Results for reporting periods beginning after October 1, 2022 are presented under Topic 326 while prior period amounts continue to be reported in accordance with previously applicable GAAP. On October 1, 2022, the Group adopted ASU 2016-13 and there was no cumulative effect of adoption. The adoption did not impact the Group’s previously reported consolidated financial statements nor did it result in a cumulative effect adjustment to retained earnings as of October 1, 2022.

In February 2016, the FASB issued ASU 2016-02, “Leases (Topic 842).” It requires that a lessee recognize the assets and liabilities that arise from operating leases. A lessee should recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. In July 2018, the FASB issued Accounting Standards Update (ASU) 2018-11, Lease (Topic 842) Targeted Improvements. The amendments in this Update provide entities with an additional (and optional) transition method to adopt the new leases standard and provide lessors with a practical expedient, by class of underlying asset, to not separate non-lease components from the associated lease component and, instead, to account for those components as a single component if the non-lease components otherwise would be accounted for under the new revenue guidance (Topic 606). The Group has adopted ASU 2016-02 utilizing the additional modified retrospective transition method provided by ASU No. 2018-11 beginning October 1, 2022, with no material impact on its audited consolidated financial statements.